Columbia Oregon Intermediate Municipal Bond Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.0%
Port of Portland(a)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,653,429
Port of Portland Airport(a)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,730,883
07/01/2036	5.000%	650,000	667,315
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,168,311
Series 2024-30
07/01/2042	5.250%	4,000,000	4,178,622
Total			14,398,560
Charter Schools 0.2%
Oregon State Facilities Authority(b)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	45,000	44,906
06/15/2035	5.500%	540,000	511,647
Total			556,553
Higher Education 1.1%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	550,178
Pacific University
Series 2022
05/01/2037	4.000%	635,000	565,196
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	497,533
Oregon State University
Refunding Revenue Bonds
Series 2025C
04/01/2045	5.000%	1,620,000	1,719,747
Total			3,332,654
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 12.2%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	268,325
09/01/2030	5.000%	830,000	837,896
09/01/2031	5.000%	500,000	503,964
09/01/2032	5.000%	270,000	271,872
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,267,501
08/15/2037	5.000%	2,900,000	2,992,152
08/15/2039	4.000%	1,100,000	1,055,250
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,582,369
Series 2019A
07/01/2032	5.000%	5,175,000	5,493,999
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,324,346
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,059,430
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,614,454
06/01/2034	5.000%	3,185,000	3,211,069
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,014,120
05/15/2030	5.000%	1,000,000	1,013,912
05/15/2031	5.000%	1,025,000	1,038,775
05/15/2041	4.000%	2,500,000	2,242,540
Series 2019
05/15/2037	5.000%	2,305,000	2,384,639
Total			35,176,613

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 30.6%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(c)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	512,030
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Bonds
Series 2018B
06/15/2035	5.000%	2,500,000	2,580,237
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,000,717
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,401,828
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	539,424
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,747,288
City of Bend
Limited General Obligation Bonds
Series 2024
06/01/2041	5.000%	1,765,000	1,902,190
06/01/2042	5.000%	1,505,000	1,613,259
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,677,570
06/01/2027	5.000%	1,715,000	1,716,985
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,687,914
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,026,457
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	607,480
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	291,440
06/15/2029	5.000%	435,000	467,561
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas Community College District(c)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	773,119
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,490,754
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,586,894
Clackamas County School District No. 35 Molalla River
Unlimited General Obligation Bonds
Series 2024B
06/15/2041	5.000%	800,000	857,332
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,735,364
Clatsop County School District No. 30 Warrenton-Hammond(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	650,578
Columbia County School District No. 502(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	209,432
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	517,169
06/15/2035	5.000%	1,000,000	1,032,095
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	644,485
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,552,845
Series 2020
06/15/2029	5.000%	550,000	590,067
06/15/2038	4.000%	2,500,000	2,466,607
Jackson County School District No. 4(d)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	709,859
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,131,099
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,145,837
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2037	4.000%	2,000,000	1,994,249
Lane County School District No. 1 Pleasant Hill(d)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,516,641
Lane County School District No. 19 Springfield(d)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,723,428
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2028	0.000%	1,480,000	1,322,507
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,609,487
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,033,708
06/15/2035	5.000%	2,480,000	2,545,140
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,038,768
06/15/2033	5.000%	240,000	248,764
Metro
Unlimited General Obligation Bonds
Series 2025
06/01/2038	5.000%	3,000,000	3,341,134
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,823,675
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,083,742
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah County School District No. 7 Reynolds(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,208,823
Oregon City School District No. 62
Unlimited General Obligation Bonds
Series 2025B
06/15/2043	5.000%	1,000,000	1,063,385
Oregon Coast Community College District(d)
Unlimited General Obligation Bonds
Series 2024
06/15/2041	0.000%	400,000	421,557
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2028	4.000%	1,000,000	1,000,367
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,016,126
Series 2023
06/15/2038	5.000%	1,000,000	1,090,164
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,135,722
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,003,583
Series 2020B
06/15/2033	5.000%	1,450,000	1,555,588
Washington Clackamas & Yamhill Counties School District No. 88J(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,995,539
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,625,613
Total			88,263,626
Multi-Family 2.1%
Oregon State Facilities Authority(b)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	100,000	98,565
10/01/2036	5.000%	1,000,000	927,608

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	5,000,000	5,003,478
Total			6,029,651
Municipal Power 2.8%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	352,403
12/01/2034	5.000%	400,000	402,585
12/01/2035	5.000%	410,000	412,484
12/01/2036	5.000%	440,000	442,438
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2024
08/01/2040	5.000%	525,000	570,205
08/01/2041	5.000%	500,000	537,038
08/01/2042	5.000%	650,000	694,859
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	546,724
08/01/2030	5.000%	420,000	432,702
08/01/2031	5.000%	450,000	463,118
08/01/2032	5.000%	250,000	256,906
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,483,006
12/01/2036	5.000%	1,545,000	1,566,181
Total			8,160,649
Other Bond Issue 0.4%
Oregon State Facilities Authority
Revenue Bonds
Southern Oregon Goodwill Project
Series 2025
12/01/2040	5.000%	420,000	410,222
Warm Springs Reservation Confederated Tribe(b),(e)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	615,149
Total			1,025,371
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	859,451
01/01/2029	5.000%	1,120,000	1,132,231
Total			1,991,682
Ports 0.9%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,238,753
12/01/2035	4.000%	1,290,000	1,262,165
Total			2,500,918
Refunded / Escrowed 5.7%
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	500,323
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,003,693
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	254,946
Puerto Rico Public Finance Corp.(e)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,146,510
State of Oregon
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015O
08/01/2035	5.000%	2,255,000	2,264,099
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,013,106
09/01/2032	4.000%	1,250,000	1,266,383
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,636,589
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	574,566
09/01/2035	5.000%	800,000	835,732
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,000,645
Total			16,496,592
Retirement Communities 1.1%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	212,491
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	326,060
12/01/2036	5.000%	900,000	884,013
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	705,763
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	555,542
05/15/2038	5.000%	500,000	498,705
Total			3,182,574
Single Family 3.0%
State of Oregon Housing & Community Services Department
Refunding Revenue Bonds
Single-Family Mortgage Program
Series 2024
01/01/2036	4.050%	995,000	993,983
07/01/2036	4.050%	1,240,000	1,236,076
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,404,544
Series 2020A
07/01/2028	1.700%	1,040,000	956,090
01/01/2029	1.750%	1,010,000	914,750
Series 2020C
07/01/2035	2.000%	2,000,000	1,564,226
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	938,921
01/01/2029	1.200%	250,000	221,830
01/01/2030	1.450%	375,000	330,932
Total			8,561,352
Special Non Property Tax 11.3%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	447,681
06/15/2031	5.000%	725,000	745,238
06/15/2032	5.000%	780,000	800,648
Oregon State Lottery(f)
Refunding Revenue Bonds
Series 2025A
04/01/2034	5.000%	1,000,000	1,125,037
Oregon State Lottery
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,825,163
Series 2019A
04/01/2036	5.000%	1,000,000	1,051,739
Series 2022A
04/01/2035	5.000%	2,250,000	2,463,665
Series 2023A
04/01/2039	5.000%	2,000,000	2,162,386
04/01/2040	5.000%	1,145,000	1,229,662
Series 2024A
04/01/2041	5.000%	2,000,000	2,148,411
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	2,000,000	2,061,505
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,103,900
11/15/2038	5.000%	1,020,000	1,065,722
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,149,659
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,151,566
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,157,776

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,576,137
09/01/2038	5.000%	1,000,000	1,046,868
09/01/2039	4.000%	1,460,000	1,444,792
Total			32,757,555
State General Obligation 5.8%
State of Oregon
Limited General Obligation Bonds
Article XI-Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,229,941
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	485,241
12/01/2031	2.000%	450,000	385,793
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2017A
05/01/2026	5.000%	1,250,000	1,274,382
Series 2023
05/01/2040	5.000%	2,000,000	2,158,131
Series 2019
06/01/2038	5.000%	3,000,000	3,121,699
Series 2019G
08/01/2033	5.000%	1,320,000	1,400,354
Series 2023G
08/01/2041	5.000%	2,320,000	2,483,968
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	762,928
Series 2016A
08/01/2031	3.500%	500,000	500,779
08/01/2032	3.500%	500,000	498,764
Unlimited General Obligation Refunding Bonds
Series 2025
05/01/2034	5.000%	500,000	569,114
State of Oregon(f)
Unlimited General Obligation Refunding Bonds
Series 2025
08/01/2034	5.000%	850,000	957,695
Total			16,828,789
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 3.8%
State of Oregon Department of Transportation
Revenue Bonds
Second Lien - GARVEE Program (The)
Series 2024
05/15/2038	5.000%	1,000,000	1,087,951
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,264,950
10/01/2027	5.000%	1,485,000	1,547,687
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,049,834
Total			10,950,422
Water & Sewer 11.9%
City of Beaverton
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,161,437
Series 2024
04/01/2040	5.000%	2,070,000	2,242,904
City of Bend
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,453,179
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	503,447
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	202,710
08/01/2041	5.000%	525,000	554,916
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,134,540
12/01/2042	5.000%	5,000,000	5,295,829
12/01/2043	5.000%	1,085,000	1,142,518
Subordinated Series 2025A
10/01/2039	5.000%	2,000,000	2,188,456
10/01/2041	5.000%	1,250,000	1,344,901
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,406,450
Columbia Oregon Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Second Lien
Subordinated Series 2024A
05/01/2038	5.000%	1,500,000	1,647,389
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2027	4.000%	270,000	274,444
Medford Water Commission
Revenue Bonds
Series 2024
07/15/2031	5.000%	1,120,000	1,234,186
07/15/2032	5.000%	1,650,000	1,835,490
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,736,893
Series 2024
06/01/2042	5.000%	1,000,000	1,056,354
Total			34,416,043
Total Municipal Bonds (Cost $295,557,480)			284,629,604

Money Market Funds 1.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.053%(g)	3,085,699	3,086,008
Total Money Market Funds (Cost $3,085,699)		3,086,008
Total Investments in Securities (Cost: $298,643,179)		287,715,612
Other Assets & Liabilities, Net		930,062
Net Assets		288,645,674
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $2,197,875, which represents 0.76% of total net assets.

(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(d)	Zero coupon bond.
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2025, the total value of these securities amounted to $5,761,659, which represents 2.00% of total net assets.

(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Oregon Intermediate Municipal Bond Fund  | 2025

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3QT207_07_R01_(06/25)